Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 7: Income Taxes

During the quarter ended March 31, 2013, the Company recorded an income tax provision of $147,718, which was comprised of a current provision of $173,718 and a deferred benefit of $26,108.

Note 5: Income Taxes

The Company has deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Income taxes for years ended December 31, is summarized as follows:

	2012	2011

Current provision	$646,131	$720,323
Deferred provision (benefit)	(2,136)	(49,826)
Net income tax provision	$643,995	$670,497

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	2012		2011
	Amount	Percent	Amount	Percent

Federal statutory rates	$582,722	33%	$535,884	34%
State income taxes	107,461	6%	98,823	6%
Other	(46,188)	-3%	35,790	2%
Effective rate	$643,995	36%	$670,497	42%

The following is a summary of the components of the Company’s deferred tax assets:

	2012	2011
Deferred tax assets (liabilities) - current:
Accounts receivable	$(18,694)	$(9,655)
Prepaid Expenses	(23,434)	(7,667)
Stock-based compensation	73,000	26,275
Provisions and accruals	24,756	62,254
Deferred revenue	140,470	135,076
Total current deferred tax assets (liabilities)	196,098	206,283
Deferred tax assets (liabilities) - long-term:
Plant and equipment	4,704	2,216
Net operating loss carryforwards	9,834	-
Total net deferred tax assets	$210,636	$208,499

As of December 31, 2012, the Company did not have a significant tax operating loss carry forward.  No valuation allowances have been established for deferred tax assets based on a “more likely than not” threshold. The ability to realize deferred tax assets depends on our ability to generate sufficient taxable income within the carry forward periods provided in the tax law, which management estimate they will.

We have considered the following possible sources of taxable income when assessing the realization of our deferred tax assets:

•	Future reversal of existing taxable temporary differences;
•	Taxable income or loss, based on recent results, exclusive of reversing temporary differences and carry forwards; and
•	Tax-planning strategies.